American Independence Global Tactical Allocation Fund
FUND SUMMARY – AMERICAN INDEPENDENCE GLOBAL TACTICAL ALLOCATION FUND
Investment Objective.
The primary objective of the American Independence Global Tactical Allocation Fund (“Fund”) is to provide long-term capital appreciation while providing lower than average risk.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 47 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Independence Global Tactical Allocation Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	1.00%	[1]
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Independence Global Tactical Allocation Fund		Institutional Class Shares	Class A Shares	Class C Shares
Management Fee		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.38%	1.00%
Other Expenses		0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses		0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	[1]	1.55%	1.93%	2.55%
[1]	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the shares classes of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares,Class A shares and Class C shares will be 0.95%, 1.33% and 1.95%, respectively, of the Fund's average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - American Independence Global Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	129	462	818	1,822
Class A Shares	733	1,121	1,533	2,678
Class C Shares	330	767	1,330	2,864

For the share class listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
American Independence Global Tactical Allocation Fund | Class C Shares | USD ($)	230	767	1,330	2,864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. The Fund’s portfolio turnover rate for the year ended October 31, 2017 was 138% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks long-term capital appreciation while providing lower than average risk by diversifying the portfolio across several different asset classes which have low, or negative, correlations to one another. By having a portfolio with multiple asset classes with differing correlations, the total volatility of the portfolio is expected to be lower than some, or all, of the underlying asset classes if they were held individually. Also, the use of cash as a tactical asset class during times of high market volatility is intended to further help reduce the risk of the portfolio.

The Fund seeks long-term appreciation by investing in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), listed on U.S. exchanges, representing three major asset classes: equities, fixed income, and alternative investments, in both developed and emerging market countries. The Fund treats cash equivalents as a tactical asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns or as a temporary investment in times of general market volatility. Allocations within each asset class are based on a macro, top-down approach focusing on fundamental credit-driven research and data to measure risk of each holding and the portfolio as a whole.

Under normal market conditions, the Fund intends to invest in the following manner:

Ø	At least 80% (and generally as close to 100% as practical) of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equities, fixed income, and alternative investments in ETFs and ETNs listed on U.S. exchanges, representing both developed and emerging market countries; and

Ø	Up to 20% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in fixed income ETFs or ETNs, listed on U.S. exchanges, representing both developed and emerging market countries, with varying maturities and credit qualities including high yield securities (commonly known as junk bonds).

The Fund is a “fund of funds”. The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes.

Main types of securities the Fund may hold:

Ø	ETFs and ETNs; to the extent the Fund invests in ETFs and ETNs the Fund will bear the proportionate share of the underlying expenses of the ETF or ETN

Ø	Short-term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below and include risks that the Fund is exposed to from the underlying securities of the ETFs in which the Fund may purchase:

ETF Risks. The following are various types of risks to which the Fund is subject, based on the types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund that invests primarily in ETFs may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the types of securities held by the ETFs. Shareholders will indirectly bear the proportionate fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Fund may not be able to liquidate its holdings at the price it desires or at most optimal time, which may adversely affect the Fund’s performance.

Tracking Error Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Tax Risk. In 2011, the Internal Revenue Service (“IRS”) announced it would no longer issue private letter rulings as to whether certain commodity-related investments, either directly by a mutual fund or indirectly through ETFs, produced qualifying income. As a result, there is now some uncertainty regarding the taxation of a Fund’s investments in ETFs that in turn invest in commodities or instruments linked to commodities.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (“1940 Act”). Absent an available exemption by an exemptive order granted by the Securities and Exchange Commission (“SEC”) or through reliance on available rules under Section 12(d) of the 1940 Act, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an exemptive order granted by the SEC to ETFs, the Fund may be able to rely on Rule 12d1-3 under the 1940. If that relief is not available, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Adviser considers prudent or may cause the Adviser to select an investment other than that which the Adviser considers to be the most suitable under the circumstances. To date, this has not been a problem for the Fund.

Because the Fund’s investments normally are concentrated in underlying ETFs and the Fund’s performance normally is directly related to the performance of such underlying ETFs, the ability of the Fund to achieve its investment objective is therefore related to the ability of the underlying ETFs to meet their investment objectives.

Asset Allocation Risk. The Fund’s investment performance depends on how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser may make less than optimal or poor asset allocation decisions. The Adviser employs an active approach to allocation among asset classes, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

ETN Risk. ETNs are obligations of the issuer of the ETN, are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. ETNs are also subject to tax risk. No assurance can be given that the IRS) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.

Credit Risk. The issuer of a fixed income security, including ETNs, may not be able to make interest and principal payments when due or otherwise honor its obligations. The fixed income security or ETN will lose money. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Fixed-income securities or ETNs of issuers with a rating below investment-grade (so-called “junk bonds”) involve greater risks of default or downgrade, are more volatile than those of investment-grade issuers and are considered to be speculative investments. Below investment-grade fixed income securities and ETNs also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness or corporate developments and are likely to be more sensitive to adverse economic changes or downturns. Lower-rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities.

Interest Rate and Duration Risk. In terms of the Fund’s investment in fixed income ETFs, the Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments in fixed income ETFs generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the portion of the Fund that may be invested in ETFs subject to such prepayment risk.

MLP ETF Risk. Investments in ETFs that invest in master limited partnerships (“MLPs”) pose additional risks to those described above. MLP ETFs are generally not eligible to elect treatment as a regulated investment company due to their investments primarily in MLPs invested in energy assets. As a result, such ETFs will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The amount of taxes paid by the ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce the Fund’s return from an investment in the ETF. MLP ETFs will be subject to the risks of investing in the energy sector, including changes in the economy (political, legislative or regulatory developments; commodity price risk; and operational risk within the energy sector).

Foreign Securities Risk. To the extent the Fund invests in ETFs that invest in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the U.S. Government. Certain foreign countries participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currency Risk. Investments in ETFs denominated in foreign currencies or foreign currency ETFs are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund may invest in ETFs that invest in foreign securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). In addition, other U.S. government issued securities, which are not backed by the full faith and credit of the U.S. Government, are subject to the risk that the U.S. Government will not provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises that issued such securities (since the U.S. Government is not obligated to do so by law), and so these securities are subject to greater risk).

Commodities Risk. Investments in ETFs that invest in commodities, such as gold, or in commodity-linked instruments, will subject the portion of the Fund’s portfolio that invest in such ETFs to volatility that may also deviate from price movements in equity and fixed income securities. If commodities or commodity-linked gains comprise a large-enough proportion of total portfolio gains for the fiscal year, the Fund may be subject to adverse tax consequences.

Real Estate Investment Trusts (“REITs”) Risk. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year period and since inception (September 20, 2013) compare with that of the Fund’s benchmark, the MSCI All Country World Index, as well as a blended benchmark comprised of 50% MSCI All Country World Index, 40% Citi World Government Bond Index, and 10% S&P 500 GSCI Commodities Index.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787.

Best quarter:	5.14%	Q1 2017
Worst quarter:	-5.69%	Q3 2015

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2017
Average Annual Total Returns - American Independence Global Tactical Allocation Fund		1 Year	Since Inception	[1]
Institutional Class Shares		17.48%	6.80%
Institutional Class Shares | After Taxes on Distributions		15.82%	5.88%
Institutional Class Shares | After Taxes on Distributions and Sales		10.21%	4.97%
Class A Shares		10.29%	4.95%
Class C Shares		15.35%	5.74%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		23.96%	9.29%	[2]
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	[3]	15.35%	3.61%	[2]
[1]	For the period September 20, 2013 through December 31, 2017.
[2]	Since Inception return for the Blended Benchmark is from September 30, 2013 through December 31, 2017.
[3]	The Blended Benchmark is a constant-weighted mix comprised of the MSCI All Country World ex-U.S. Index (50%), the Citi World Government Bond Index (40%), and the S&P 500 GSCI Commodities Index (10%). The custom benchmark is rebalanced monthly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

American Independence Kansas Tax-Exempt Bond Fund
FUND SUMMARY – AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND
Investment Objective.

The primary objective of the American Independence Kansas Tax-Exempt Bond Fund (“Fund”) is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 47 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Independence Kansas Tax-Exempt Bond Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	1.00%	[1]
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Independence Kansas Tax-Exempt Bond Fund		Institutional Class Shares	Class A Shares	Class C Shares
Management Fee		0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		none	0.39%	1.00%
Other Expenses		0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	[1]	0.61%	1.00%	1.61%
[1]	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares, Class A shares and Class C shares will be 0.48%, 0.87% and 1.48%, respectively, of the Fund's average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - American Independence Kansas Tax-Exempt Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	49	182	327	750
Class A Shares	510	717	942	1,586
Class C Shares	251	495	864	1,900

For the share class listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
American Independence Kansas Tax-Exempt Bond Fund | Class C Shares | USD ($)	151	495	864	1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended October 31, 2017, the American Independence Kansas Tax-Exempt Bond Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes by investing in bonds issued by Kansas municipalities. Under normal market conditions:

Ø	The Fund will invest in municipal bonds with maturities ranging up to 20 years and which are rated, at time of purchase, investment grade (rated Baa/BBB or better, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s Sub-Adviser to be of comparable quality);

Ø	The Fund will maintain a dollar weighted average portfolio maturity between 7 and 12 years;

Ø	At least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes; and

Ø	At least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities the income from which is not subject to the alternative minimum tax (“AMT”).

Main types of securities in which the Fund may invest:

Ø	Municipal securities from the State of Kansas

Ø	Municipal securities from other states and U.S. territories and possessions

Ø	Short-term money market securities, including cash and money market mutual funds

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below:

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Municipal Securities Risk. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

General Obligation Bonds. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds. Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

State Specific Risk. State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. The Kansas economy is fairly diversified but still relies significantly on transportation equipment production, agriculture and food processing as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities. In June 2017, Moody’s affirmed the State of Kansas’ issuer rating at Aa2 and revised its outlook to stable from negative. In connection with that rating announcement, Moody’s observed that its outlook for municipal securities issued by the State of Kansas was changed to stable as a result of a significant income tax increase passed by the legislator in Kansas in July 2017. Moody’s noted that the additional revenues from the tax increase will reduce the state’s fiscal problems to more manageable dimensions that are consistent with similarly rated states. Nevertheless, Moody’s noted that Kansas is likely to be a below-average performer for the next few years, an expectation captured in the current Moody’s rating category.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). In addition, other U.S. government issued securities, which are not backed by the full faith and credit of the U.S. Government, are subject to the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises that issued such securities (since the U.S. Government is not obligated to do so by law) and these securities are subject to greater risk.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Call Risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under the 1940 Act, although the Fund is diversified for purposes of Subchapter M of the Internal Revenue Code. . Consequently, the Fund may invest a greater percentage of its assets in the securities of a single i issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Management Risk. The Fund is subject to management risk, because it is an actively managed investment portfolio, and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Barclays 7-Year Municipal Bond Index. The Fund has been in existence since December 10, 1990. The current Adviser assumed responsibility for managing the Fund on March 2, 2006.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Best quarter:	3.60%	Q3 2009
Worst quarter:	-3.15%	Q4 2010

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2017
Average Annual Total Returns - American Independence Kansas Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
Institutional Class Shares	3.00%	2.38%	3.63%
Institutional Class Shares | After Taxes on Distributions	3.00%	2.38%	3.63%
Institutional Class Shares | After Taxes on Distributions and Sales	3.00%	2.55%	3.60%
Class A Shares	(1.75%)	1.11%	2.79%
Class C Shares	1.07%	1.38%	2.64%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.49%	2.44%	4.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

American Independence Carret Core Plus Fund
FUND SUMMARY – AMERICAN INDEPENDENCE CARRET CORE PLUS FUND
Investment Objective.
The primary objective of the American Independence Carret Core Plus Fund (“Fund”) is to provide investors with a competitive total return.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 47 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Independence Carret Core Plus Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Independence Carret Core Plus Fund		Institutional Class Shares	Class A Shares
Management Fee		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.35%
Other Expenses		0.47%	0.47%
Total Annual Fund Operating Expenses	[1]	0.87%	1.22%
[1]	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares and Class A shares will be 0.45% and 0.80%, respectively, of the Fund's average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - American Independence Carret Core Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	46	236	441	1,034
Class A Shares	503	756	1,028	1,804

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks a competitive total return by investing in bonds. Under normal market conditions:

Ø	At least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in bonds;

Ø	The Sub-Adviser will limit the Fund’s average duration to +/-20% of the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index;

Ø	The Fund may invest up to 20% of the value of its net assets, plus borrowings for investment purposes, in international fixed income securities;

Ø	The Fund may invest up to 20% of the value of its net assets, plus borrowings for investment purposes, in high-yield securities; and

Ø	At least 65% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in bonds that are rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s Sub-Adviser to be of comparable quality.

Main types of securities in which the Fund may invest:

Ø	U.S. Treasury obligations

Ø	U.S. government agency securities

Ø	Corporate debt securities

Ø	Mortgage-backed securities

Ø	Forward commitment transactions – U.S. government agency mortgage-backed to-be-announced (“TBAs”) securities

Ø	International fixed income securities

Ø	High yield securities (commonly known as “junk bonds”)

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below:

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

High Yield Securities Risk. Fixed-income securities or ETNs of issuers with a rating below investment-grade (so-called “junk bonds”) involve greater risks of default or downgrade, are more volatile than those of investment-grade issuers and are considered to be speculative investments. Below investment-grade fixed income securities and ETNs also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness or corporate developments and are likely to be more sensitive to adverse economic changes or downturns. Lower-rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the U.S. Government. Certain foreign countries participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Real Estate Investment Trusts (“REITs”) Risk. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

Management Risk. The Fund is subject to management risk, because it is an actively managed investment portfolio, and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The Fund has been in existence since January 21, 1997. The current Adviser assumed responsibility for managing the Fund on March 2, 2006.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Best quarter:	5.32%	Q4 2008
Worst quarter:	-2.23%	Q2 2013

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2017
Average Annual Total Returns - American Independence Carret Core Plus Fund	1 Year	5 Years	10 Years
Institutional Class Shares	2.84%	2.09%	4.25%
Institutional Class Shares | After Taxes on Distributions	1.64%	0.86%	2.83%
Institutional Class Shares | After Taxes on Distributions and Sales	1.60%	1.05%	2.77%
Class A Shares	(1.87%)	0.87%	3.53%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence U.S. Inflation-Protected Fund
FUND SUMMARY – AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND
Investment Objective.

The primary objective of the American Independence U.S. Inflation-Protected Fund (“Fund”) is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 47 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Independence U.S. Inflation-Protected Fund	Institutional Class Shares	Class A Shares	Class C Shares		Premier Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	none	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	1.00%	[1]	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Independence U.S. Inflation-Protected Fund		Institutional Class Shares	Class A Shares	Class C Shares	Premier Class Shares
Management Fee		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.45%	1.00%	none
Shareholder Servicing Fees		none	none	none	0.15%
Other Expenses		0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	0.68%	1.13%	1.68%	0.83%
[1]	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares, Class A shares, Class C shares and Premier Class shares will be 0.32%, 0.77%, 1.32% and 47%, respectively, of the Fund's average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - American Independence U.S. Inflation-Protected Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	33	181	343	812
Class A Shares	500	735	988	1,710
Class C Shares	234	494	879	1,957
Premier Class Shares	48	229	425	992

For the share class listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
American Independence U.S. Inflation-Protected Fund | Class C Shares | USD ($)	134	494	879	1,957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital by outperforming the Barclays Capital U.S. Treasury Inflation Protected Securities (“TIPS”) 1-30 Year Index. Under normal market conditions:

Ø	At least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate; and

Ø	The Fund will invest in derivatives as a substitute for direct investment in inflation-indexed securities.

Main types of securities in which the Fund may invest:

Ø	U.S. inflation-linked securities

Ø	Derivative securities (consisting of exchange-traded or OTC U.S. government bond futures and options on interest rates or U.S. government bonds as well as swaps, including inflation-linked swaps.)

Ø	U.S. government and agency securities that are not indexed to inflation

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below:

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Deflation Risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk. The principal of TIPS is adjusted upwards and downwards with the change in the seasonally unadjusted CPI index (of urban consumers). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. At maturity, TIPS pay out the uplifted principal value or original par value, whichever is the greater. However, principal values can be adjusted downwards and even below par value prior to maturity during periods of deflation. Therefore, the fund is subject to deflation risk. Correspondingly, the fund may benefit during periods of inflation.

Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation which could result in a loss to the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). In addition, other U.S. government securities, which are not backed by the full faith and credit of the U.S. Government are subject to the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises that issued such securities (since the U.S. Government is not obligated to do so by law) and these securities are subject to greater risk.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Futures Risk. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps Risk. An over the counter (“OTC”) swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Most swap agreements are not entered into or traded on exchanges and there is often no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Adviser or Sub-Adviser or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

Management Risk. The Fund is subject to management risk, because it is an actively managed investment portfolio, and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund has been in existence since January 2, 2001, but until May 8, 2008, the Fund was organized as the U.S. Inflation-Indexed Portfolio of the former FFTW Funds. BNP Paribas Asset Management USA, Inc., the Fund’s Sub-Adviser, was formerly known as Fischer Francis Trees & Watts, Inc. (FFTW).

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787

Best quarter:	5.54%	Q1 2008
Worst quarter:	-6.83%	Q2 2013

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2017
Average Annual Total Returns - American Independence U.S. Inflation-Protected Fund	1 Year	5 Years	10 Years
Institutional Class Shares	2.88%	(0.10%)	3.57%
Institutional Class Shares | After Taxes on Distributions	1.91%	(0.52%)	2.38%
Institutional Class Shares | After Taxes on Distributions and Sales	1.58%	(0.36%)	2.27%
Class A Shares	(1.90%)	(1.40%)	2.76%
Class C Shares	0.90%	(1.08%)	2.90%
Premier Class Shares	2.79%	(0.23%)	3.42%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	3.01%	0.13%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares, Class C shares and Premier Class shares, which are not shown, will vary from those shown for Institutional Class shares.

American Independence Hillcrest Small Cap Value Fund
FUND SUMMARY – AMERICAN INDEPENDENCE HILLCREST SMALL CAP VALUE FUND
Investment Objective.
The primary objective of the American Independence Hillcrest Small Cap Value Fund (“Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 47 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Independence Hillcrest Small Cap Value Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	1.00%	[1]
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Independence Hillcrest Small Cap Value Fund		Institutional Class Shares	Class A Shares	Class C Shares
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		none	38.00%	1.00%
Other Expenses		2.28%	2.28%	2.28%
Total Annual Fund Operating Expenses	[1]	3.28%	3.66%	4.28%
[1]	In order to keep the expense ratios of each of the share classes competitive, Manifold Fund Advisors, LLC has agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the Fund so that Net Annual Fund Operating Expenses for the Institutional Class shares, Class A shares and Class C shares will be 1.25%, 1.63% and 2.25%, respectively, of the Fund's average net assets for each such class of shares. The expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - American Independence Hillcrest Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	127	820	1,536	3,438
Class A Shares	731	1,454	2,196	4,141
Class C Shares	328	1,114	2,013	4,317

For the share class listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
American Independence Hillcrest Small Cap Value Fund | Class C Shares | USD ($)	228	1,114	2,013	4,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes), at the time of purchase, in U.S. common stocks of small capitalization companies, including in real estate investment trusts (“REITs”). A small cap company is defined as a company that has a market capitalization found within the Russell 2000® Index (between $144 million and $4.4 billion at the time of its most recent reconstitution on May 12, 2017) at the time of purchase. The size of the companies in the Russell 2000® Index will change with market conditions.

Up to 20% of the Fund’s net assets may be invested in the stocks of micro-, mid- and large-cap companies. While the Fund’s investments will consist primarily of domestic securities, the Fund may also invest its net assets in securities of foreign companies, including those in emerging markets, which are traded on U.S. stock exchanges and are consistent with the Fund’s investment objective. The Fund also may invest in money market instruments.

The sub-adviser, Hillcrest Asset Management, LLC (“Hillcrest” or “Sub-Adviser”), seeks to identify and select securities by examining three key components: stock valuation; earnings and revenue growth; and investor sentiment. Hillcrest uses both a quantitative and a fundamental process to construct the Fund’s portfolio, investing in 40-60 stocks in various sectors within the Russell 2000® Value Index (the “Index”). The Sub-Adviser will sell securities when they no longer meet investment criteria, or when overweight in a sector relative to the Index.

Main types of securities the Fund may hold:

Ø	Common stocks of U.S. and foreign companies traded on a U.S. stock exchange, including REITs

Ø	Exchange-Traded Funds (“ETFs”)

Ø	Short term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below:

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Small-Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small-cap securities can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.

Micro-Cap Securities Risk. Micro-cap stocks may involve substantially greater risks of loss and price fluctuations than those for small-cap securities. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable, their share prices to be more volatile, and their markets to be less liquid than companies with larger market capitalizations.

Mid-Cap Securities Risk. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Value Stock Risk. "Value" stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may decline in value or never reach the value the sub-adviser believes is its full market value, either because the market fails to recognize what the sub-adviser considers to be the company’s true business value or because the sub-adviser’s assessment of the company’s prospects was not correct.

Real Estate Investment Trusts (“REITs”) Risk. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

ETF and Other Investment Company Risk. The following are various types of risks to which the Fund is subject, based on the types of ETFs, closed end funds and other investment companies it may invest in:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in the share of an ETF, closed-end fund or other investment company and may be higher than other mutual funds that invest directly in the types of securities held by the ETF. Shareholders will indirectly bear the proportionate fees and expenses charged by the ETFs, closed end funds and other investment companies invested in by the Fund in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Depositary Receipts Risk. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. Therefore, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. Please see “Foreign Currency Risk” below under “Foreign Securities Risk”.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the U.S. Government. Certain foreign countries participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing the Fund’s performance and by comparing the Fund’s average annual returns for the 1 year period and since inception (December 31, 2015) with that of the Fund’s benchmark, the Russell 2000 Value Index.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The return in the bar chart below is for the Institutional Class Shares and does not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787.

Best quarter:	13.36%	Q4 2016
Worst quarter:	-1.80%	Q1 2017

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2017
Average Annual Total Returns - American Independence Hillcrest Small Cap Value Fund	1 Year	Since Inception [1]
Institutional Class Shares	(0.04%)	13.25%
Institutional Class Shares | After Taxes on Distributions	(3.58%)	11.20%
Institutional Class Shares | After Taxes on Distributions and Sales	0.86%	9.60%
Class A Shares	(6.10%)	9.60%
Class C Shares	(1.89%)	12.17%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	19.16%
[1]	Since Inception return is from December 31, 2015 through December 31, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.